Condensed Financial Statements of Kentucky First Federal Bancorp (Details) - Schedule of Statements of Income - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income
Interest income	$ 42	$ 54
Total income	(12,281)	1,815
Non-interest expenses	325	382
(Loss) earnings before income taxes	(12,606)	941
Federal income tax expense (benefit)	(59)	(106)
Net (loss) income	(12,547)	812
Comprehensive (loss) income	(12,549)	816
Unrealized holding gains (losses) on securities designated as available for sale during the year, net of taxes (benefits) of $(1) and $1 in 2020 and 2019, respectively	(2)	4
First Federal of Hazard [Member]
Income
Dividends	607	740
Equity in undistributed earnings	(47)	(224)
Frankfort First [Member]
Income
Dividends	576	2,499
Equity in undistributed earnings	$ (13,459)	$ (1,981)